Debt (Details) - Schedule of long-term debt, net - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Revolving loan			$ 3,998
Line of credit		7,000
Convertible notes			4,900
Term loan	[1]	24,083
Total debt		31,083	8,898
Less: unamortized debt issuance costs	[1]	4,188
Total debt, net of debt issuance costs		26,895	8,898
Less: current portion		7,000	3,998
Total long-term debt, net		$ 19,895	$ 4,900

[1]	This amount includes $4.1 million related to the minimum return payment expected at maturity as of December 31, 2020. See below for further discussion.